Deposits - Summary of Deposits (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Deposits from customers [abstract]
Non-interest-bearing demand deposits	¥ 37,539,163	¥ 33,550,063
Interest-bearing demand deposits	80,238,685	75,184,412
Deposits at notice	13,133,036	14,446,630
Time deposits	27,883,639	27,523,697
Negotiable certificates of deposit	14,672,276	13,025,556
Others	8,630,520	9,197,452
Total deposits	¥ 182,097,319	¥ 172,927,810